Note 14 - Fair Value Measurements	6 Months Ended
Feb. 28, 2015
Notes
Note 14 - Fair Value Measurements

NOTE 14—FAIR VALUE MEASUREMENTS

 The company uses the Black-Sholes model to calculate the fair value of the derivative liability.

Our financial assets and (liabilities) carried at fair value measured on a recurring basis as of February 28, 2015 and 2014, consisted of the following:

		Fair Value Measurements Using
Description	Total Fair Value at February 28, 2015	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liability	$1,562,718	$-	$1,562,718	-

Fair Value Measurements Using
Description	Total Fair Value at August 31, 2014	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liability	$-	$-	$-	-